                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [_]; Amendment Number:
                                               -----------
   This Amendment (Check only one.): [_] is a restatement.
                                     [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    JGD Management Corp.
Address: 767 Fifth Avenue
         17th Floor
         New York, NY 10153

Form 13F File Number: 28-05440

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Adam J. Semler
Title: Chief Operating Officer
Phone: (212) 300-1300

Signature, Place, and Date of Signing:

   /s/ Adam J. Semler          New York, New York          November 15, 2010
-------------------------   ------------------------   -------------------------
       [Signature]               [City, State]                  [Date]

Report Type* (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

* As of January 1, 2010, York Capital Management Global Advisors, LLC, an affiliate of JGD Management Corp., commenced exercising investment discretion over certain investment funds holding securities that are included in this Form 13F.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           71

Form 13F Information Table Value Total:   $4,125,364
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

COLUMN 1                             COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
-------------------------------- ---------------- --------- -------- -------------------- ---------- -------- ----------------------
                                                                                                                 VOTING AUTHORITY
                                     TITLE OF                 VALUE    SHRS OR   SH/ PUT/ INVESTMENT   OTHER  ----------------------
NAME OF ISSUER                        CLASS         CUSIP   (X$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
-------------------------------- ---------------- --------- -------- ----------- --- ---- ---------- -------- ---------- ------ ----
ABOVENET INC                     COM              00374N107  125,755   2,414,201  SH         SOLE              2,414,201
A D C TELECOMMUNICATIONS         COM NEW          000886309   37,261   2,940,900  SH         SOLE              2,940,900
AIR PRODS & CHEMS INC            COM              009158106  138,866   1,676,728  SH         SOLE              1,676,728
AIRGAS INC                       COM              009363102  206,667   3,041,463  SH         SOLE              3,041,463
AK STL HLDG CORP                 COM              001547108   12,723     921,289  SH         SOLE                921,289
ALCON INC                        COM SHS          H01301102  632,452   3,791,907  SH         SOLE              3,791,907
ALLERGAN INC                     COM              018490102   91,273   1,371,921  SH         SOLE              1,371,921
ALPHA NATURAL RESOURCES INC      COM              02076X102   88,569   2,152,360  SH         SOLE              2,152,360
AON CORP                         COM              037389103   88,988   2,275,339  SH         SOLE              2,275,339
APPLE INC                        COM              037833100   90,159     317,744  SH         SOLE                317,744

COLUMN 1                             COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
-------------------------------- ---------------- --------- -------- -------------------- ---------- -------- ----------------------
                                                                                                                 VOTING AUTHORITY
                                     TITLE OF                 VALUE    SHRS OR   SH/ PUT/ INVESTMENT   OTHER  ----------------------
NAME OF ISSUER                        CLASS         CUSIP   (X$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
-------------------------------- ---------------- --------- -------- ----------- --- ---- ---------- -------- ---------- ------ ----
ARCSIGHT INC                     COM              039666102    3,270      75,112  SH         SOLE                 75,112
BANK OF AMERICA CORPORPATION     COM              060505104      137      10,497  SH         SOLE                 10,497
CB RICHARD ELLIS GROUP INC       CL A             12497T101   26,509   1,450,171  SH         SOLE              1,450,171
CITIGROUP INC                    COM              172967101   46,685  11,940,084  SH         SOLE             11,940,084
CLARUS CORP                      COM              182707109    1,418     216,500  SH         SOLE                216,500
COCA COLA ENTERPRISES INC        COM              191219104  136,599   4,406,423  SH         SOLE              4,406,423
COMMERCIAL VEH GROUP INC         COM              202608105    5,967     586,231  SH         SOLE                586,231
DANA HLDG CORP                   COM              235825205   43,239   3,509,737  SH         SOLE              3,509,737
DOLLAR THRIFTY AUTOMOTIVE GP     COM              256743105    8,408     167,700  SH         SOLE                167,700
DSW INC                          CL A             23334L102    5,740     200,000  SH         SOLE                200,000
ENDEAVOUR INTL CORP              COM              29259G101      985     764,074  SH         SOLE                764,074

COLUMN 1                             COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
-------------------------------- ---------------- --------- -------- -------------------- ---------- -------- ----------------------
                                                                                                                 VOTING AUTHORITY
                                     TITLE OF                 VALUE    SHRS OR   SH/ PUT/ INVESTMENT   OTHER  ----------------------
NAME OF ISSUER                        CLASS         CUSIP   (X$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
-------------------------------- ---------------- --------- -------- ----------- --- ---- ---------- -------- ---------- ------ ----
EXXON MOBIL CORP                 COM              30231G102      548       8,876  SH         SOLE                  8,876
GENERAL GROWTH PPTYS INC         COM              370021107   37,212   2,385,444  SH         SOLE              2,385,444
GENZYME CORP                     COM              372917104  327,751   4,629,908  SH         SOLE              4,629,908
GILAT SATELLITE NETWORKS LTD     SHS NEW          M51474118   46,699   8,121,651  SH         SOLE              8,121,651
HERTZ GLOBAL HOLDINGS INC        COM              42805T105   95,614   9,028,756  SH         SOLE              9,028,756
HEWITT ASSOCIATES INC            COM              42822Q100   96,927   1,922,017  SH         SOLE              1,922,017
HYPERCOM CORP                    COM              44913M105      975     150,000  SH         SOLE                150,000
IVANHOE ENERGY INC               COM              465790103   11,701   5,559,423  SH         SOLE              5,559,423
IVANHOE MINES LTD                COM              46579N103   95,628   4,084,107  SH         SOLE              4,084,107
LEGG MASON INC                   COM              524901105   10,608     350,000  SH         SOLE                350,000
LINCOLN NATL CORP IND            COM              534187109   33,488   1,400,000  SH         SOLE              1,400,000

COLUMN 1                             COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
-------------------------------- ---------------- --------- -------- -------------------- ---------- -------- ----------------------
                                                                                                                 VOTING AUTHORITY
                                     TITLE OF                 VALUE    SHRS OR   SH/ PUT/ INVESTMENT   OTHER  ----------------------
NAME OF ISSUER                        CLASS         CUSIP   (X$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
-------------------------------- ---------------- --------- -------- ----------- --- ---- ---------- -------- ---------- ------ ----
MANITOWOC INC                    COM              563571108   45,594   3,765,000  SH         SOLE              3,765,000
MARKET VECTORS ETF TR            GOLD MINER ETF   57060U100  115,271   2,061,000  SH         SOLE              2,061,000
MEAD JOHNSON NUTRITION CO        COM              582839106  175,198   3,078,521  SH         SOLE              3,078,521
MEDIACOM COMMUNICATIONS CORP     CL A             58446K105    3,051     460,300  SH         SOLE                460,300
MCAFEE INC                       COM              579064106    7,483     158,345  SH         SOLE                158,345
MODINE MFG CO                    COM              607828100    5,317     410,000  SH         SOLE                410,000
NEXEN INC                        COM              65334H102   17,204     855,000  SH         SOLE                855,000
POTASH CORP SASK INC             COM              73755L107  730,260   5,069,848  SH         SOLE              5,069,848
PRIDE INTL INC DEL               COM              74153Q102   19,296     655,659  SH         SOLE                655,659
RESMED INC                       COM              761152107    5,084     154,958  SH         SOLE                154,958
SCHLUMBERGER LTD                 COM              806857108      267       4,347  SH         SOLE                  4,347

COLUMN 1                             COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
-------------------------------- ---------------- --------- -------- -------------------- ---------- -------- ----------------------
                                                                                                                 VOTING AUTHORITY
                                     TITLE OF                 VALUE    SHRS OR   SH/ PUT/ INVESTMENT   OTHER  ----------------------
NAME OF ISSUER                        CLASS         CUSIP   (X$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
-------------------------------- ---------------- --------- -------- ----------- --- ---- ---------- -------- ---------- ------ ----
SMURFIT-STONE CONTAINER CORP     COM              83272A104   31,847   1,733,690  SH         SOLE              1,733,690
SPDR GOLD TRUST                  GOLD SHS         78463V107  161,844   1,265,300  SH         SOLE              1,265,300
TENET HEALTHCARE CORP            COM              88033G100   21,636   4,584,000  SH         SOLE              4,584,000
VERIFONE SYS INC                 COM              92342Y109   18,952     610,000  SH         SOLE                610,000
W R & CO DEL NEW                 COM              38388F108   30,544   1,093,200  SH         SOLE              1,093,200
WALTER ENERGY INC                COM              93317Q105  102,664   1,262,940  SH         SOLE              1,262,940
XEROX CORP                       COM              984121103    9,428     910,931  SH         SOLE                910,931
MIRANT CORP NEW                  *W EXP 01/03/201 60467R126        0      12,480  SH         SOLE                 12,480
MIRANT CORP NEW                  *W EXP 01/03/201 60467R118        1     122,372  SH         SOLE                122,372
RETAIL OPPORTUNITY INVTS COR     *W EXP 10/23/201 76131N119      192     250,000  SH         SOLE                250,000
APPLE INC                        COM              037833100    2,966         850  SH CALL    SOLE                    850

COLUMN 1                             COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
-------------------------------- ---------------- --------- -------- -------------------- ---------- -------- ----------------------
                                                                                                                 VOTING AUTHORITY
                                     TITLE OF                 VALUE    SHRS OR   SH/ PUT/ INVESTMENT   OTHER  ----------------------
NAME OF ISSUER                        CLASS         CUSIP   (X$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
-------------------------------- ---------------- --------- -------- ----------- --- ---- ---------- -------- ---------- ------ ----
BANK OF AMERICA CORPORATION      COM              060505104    1,648      51,787  SH CALL    SOLE                 51,787
CEMEX SAB DE CV                  SPON ADR NEW     151290889      276      50,276  SH CALL    SOLE                 50,276
FORD MTR CO DEL                  COM PAR $0.01    345370860    7,327      80,000  SH CALL    SOLE                 80,000
HOME DEPOT INC                   COM              437076102    4,800      10,000  SH CALL    SOLE                 10,000
IVANHOE MINES LTD                COM              46579N103   17,753      19,800  SH CALL    SOLE                 19,800
LOWES COS IN                     COM              548661107    4,525      10,000  SH CALL    SOLE                 10,000
MANITOWOC INC                    COM              563571108    2,625      10,500  SH CALL    SOLE                 10,500
NOVARTIS AG                      SPONSORED ADR    66987V109      544      12,093  SH CALL    SOLE                 12,093
NUCOR CORP                       COM              670346105      870      30,000  SH CALL    SOLE                 30,000
PFIZER INC                       COM              717081103    1,922      32,500  SH CALL    SOLE                 32,500
POTASH CORP SASK INC             COM              73755L107      721       5,865  SH CALL    SOLE                  5,865

COLUMN 1                             COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
-------------------------------- ---------------- --------- -------- -------------------- ---------- -------- ----------------------
                                                                                                                 VOTING AUTHORITY
                                     TITLE OF                 VALUE    SHRS OR   SH/ PUT/ INVESTMENT   OTHER  ----------------------
NAME OF ISSUER                        CLASS         CUSIP   (X$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
-------------------------------- ---------------- --------- -------- ----------- --- ---- ---------- -------- ---------- ------ ----
SAVIENT PHARMACEUTICALS INC      COM              80517Q100    1,319       4,250  SH CALL    SOLE                  4,250
VODAFONE GROUP PLC NEW           SPONS ADR NEW    92857W209    2,619       9,700  SH CALL    SOLE                  9,700
XEROX CORP                       COM              984121103      353       3,500  SH CALL    SOLE                  3,500
POTASH CORP SASK INC             COM              73755L107   23,357       9,965  SH  PUT    SOLE                  9,965
SPDR S&P 500 ETF TR              TR UNIT          78462F103    1,785       8,200  SH  PUT    SOLE                  8,200